Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2019	2020
	RMB	RMB
Accounts receivable	369,310	273,589
Less: allowance for credit losses	(23,785)	(33,465)
Accounts receivable, net	345,525	240,124

Schedule of movements in allowance for doubtful accounts

	For the Year
	Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the year prior to adoption of ASC 326	—	(71)	(23,785)
Impact of adoption of ASC 326	—	—	(1,095)
Additions	(1,709)	(29,383)	(14,235)
Write offs	1,638	5,669	5,650
Balance at end of the year	(71)	(23,785)	(33,465)